Leases - Schedule of Operating Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Operating Lease [Abstract]
Right-of-use assets	$ 64,014,634		$ 64,357,655
Lease liabilities – current	3,497,320		3,611,195
Lease liabilities – non-current	7,624,608		8,911,821
Total lease liabilities	11,121,928		$ 12,523,016
Cash payments for operating leases	2,636,149	$ 2,054,585
Lease liabilities arising from obtaining right-of-use assets	$ 803,472	$ 1,152,336